Annual Total Returns - Fidelity® Series Global ex U.S. Index Fund [BarChart] - 10.31 Fidelity Series Global ex U.S. Index Fund PRO-08 - Fidelity® Series Global ex U.S. Index Fund - Fidelity Series Global ex U.S. Index Fund-Default
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	10.87%
Annual Return 2011	(14.10%)
Annual Return 2012	18.02%
Annual Return 2013	14.22%
Annual Return 2014	(4.38%)
Annual Return 2015	(5.75%)
Annual Return 2016	4.64%
Annual Return 2017	27.47%
Annual Return 2018	(13.95%)
Annual Return 2019	21.39%